UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

New Jersey Tax-Free Bond Fund

Investor Class (NJTFX)

This annual shareholder report contains important information about New Jersey Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Tax-Free Bond Fund - Investor Class	$58	0.57%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Additionally, the fund’s average overweight duration profile marginally contributed to performance over the period as yields declined across portions of the municipal yield curve.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the higher education, hospitals, and toll roads, bridges and tunnels sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey State income taxes by investing primarily in investment-grade New Jersey municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospitals, lease/appropriation, and toll roads, bridges and tunnels bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
2016	10,000	10,000
2016	10,187	10,133
2016	10,365	10,314
2016	9,877	9,776
2017	10,041	10,025
2017	10,274	10,281
2017	10,406	10,405
2017	10,376	10,322
2018	10,337	10,276
2018	10,471	10,395
2018	10,538	10,456
2018	10,512	10,439
2019	10,733	10,701
2019	11,070	11,061
2019	11,358	11,368
2019	11,297	11,325
2020	11,659	11,713
2020	11,180	11,501
2020	11,553	11,736
2020	11,730	11,879
2021	11,788	11,837
2021	12,053	12,046
2021	12,161	12,134
2021	12,145	12,114
2022	11,807	11,759
2022	11,263	11,227
2022	11,080	11,087
2022	11,030	11,067
2023	11,118	11,159
2023	11,270	11,282
2023	11,271	11,276
2023	11,460	11,541
2024	11,742	11,764
2024	11,651	11,584
2024	12,030	11,962
2024	12,220	12,110
2025	12,223	12,112
2025	11,842	11,819
2025	11,988	11,971
2025	12,503	12,429
2026	12,773	12,713

202501-4140694, 202603-5315086

F47-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
New Jersey Tax-Free Bond Fund (Investor Class)	4.50%	1.62%	2.48%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$379,442
  Number of Portfolio Holdings226
  Investment Advisory Fees Paid (000s)$1,130
  Portfolio Turnover Rate19.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New Jersey	86.2%
New York	5.9
Puerto Rico	5.6
Guam	0.3
Pennsylvania	0.3
Delaware	0.3
Other	1.4

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	18.6%
Education	15.6
Health Care	15.4
Housing	11.6
Leasing	11.3
General Obligations - Local	10.5
Special Tax	5.1
General Obligations - State	1.9
Industrial & Pollution Control	1.8
Other	8.2

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price New Jersey Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price New Jersey Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Jersey Tax-Free Bond Fund

Investor Class (NJTFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

New Jersey Tax-Free Bond Fund

I Class (TRJIX)

This annual shareholder report contains important information about New Jersey Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Tax-Free Bond Fund - I Class	$45	0.44%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and additional Federal Reserve rate cuts. Munis also benefited from higher coupon income, solid fundamentals, and strong demand, which helped offset headwinds from a second consecutive year of record bond issuance.

  Compared with the Bloomberg Municipal Bond Index, the fund’s implied volatility positioning further boosted performance as realized volatility came in below implied levels. Additionally, the fund’s average overweight duration profile marginally contributed to performance over the period as yields declined across portions of the municipal yield curve.

  Conversely, positioning on the yield curve hampered relative performance. Specifically, underweights in the two- and five-year municipal bonds and overweights in longer maturities hurt results as the yield curve steepened. Security selection in the revenue sector also detracted, largely due to selection decisions in the higher education, hospitals, and toll roads, bridges and tunnels sectors.

  The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey State income taxes by investing primarily in investment-grade New Jersey municipal bonds. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospitals, lease/appropriation, and toll roads, bridges and tunnels bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	507,448	508,506
11/30/17	506,115	504,440
2/28/18	504,779	502,206
5/31/18	511,069	508,013
8/31/18	514,474	510,989
11/30/18	513,333	510,139
2/28/19	524,300	522,934
5/31/19	540,917	540,548
8/31/19	555,202	555,543
11/30/19	552,373	553,458
2/29/20	570,250	572,410
5/31/20	546,937	562,052
8/31/20	565,369	573,518
11/30/20	574,234	580,547
2/28/21	577,694	578,467
5/31/21	590,373	588,667
8/31/21	595,902	592,995
11/30/21	595,263	591,991
2/28/22	578,895	574,649
5/31/22	552,392	548,673
8/31/22	544,074	541,805
11/30/22	541,293	540,844
2/28/23	545,835	545,356
5/31/23	553,457	551,363
8/31/23	554,215	551,041
11/30/23	563,153	564,005
2/29/24	577,725	574,904
5/31/24	573,486	566,100
8/31/24	592,298	584,591
11/30/24	601,338	591,810
2/28/25	602,226	591,928
5/31/25	583,656	577,579
8/31/25	590,524	585,042
11/30/25	616,644	607,405
2/28/26	629,627	621,305

202501-4140694, 202603-5315086

F1100-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
New Jersey Tax-Free Bond Fund (I Class)	4.55%	1.74%	2.70%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	4.96	1.44	2.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$379,442
  Number of Portfolio Holdings226
  Investment Advisory Fees Paid (000s)$1,130
  Portfolio Turnover Rate19.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
New Jersey	86.2%
New York	5.9
Puerto Rico	5.6
Guam	0.3
Pennsylvania	0.3
Delaware	0.3
Other	1.4

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	18.6%
Education	15.6
Health Care	15.4
Housing	11.6
Leasing	11.3
General Obligations - Local	10.5
Special Tax	5.1
General Obligations - State	1.9
Industrial & Pollution Control	1.8
Other	8.2

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price New Jersey Tax-Free Bond Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price New Jersey Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Jersey Tax-Free Bond Fund

I Class (TRJIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
NJTFX New Jersey Tax-Free
Bond Fund
TRJIX New Jersey Tax-Free
Bond Fund–
.
I Class

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 11.45 $ 11.36 $ 11.08 $ 12.09 $ 12.38
Investment activities
Net investment income
(1)(2)
0.38 0.37 0.33 0.30 0.29
Net realized and unrealized
gain/loss 0.12 0.09 0.28 (1.01) (0.27)
Total from investment
activities 0.50 0.46 0.61 (0.71) 0.02
Distributions
Net investment income (0.38) (0.37) (0.33) (0 .30) (0.29)
Net realized gain — — — —
(3)
(0.02)
Total distributions (0.38) (0.37) (0.33) (0.30) (0.31)
NET ASSET VALUE
End of period $ 11.57 $ 11.45 $ 11.36 $ 11.08 $ 12.09
Ratios/Supplemental Data
Total return
(2)(4)
4.50% 4.10% 5.61% (5.83)% 0.16%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.64% 0.63% 0.62% 0.61% 0.56%
Net expenses after waivers/
payments by Price Associates 0.57% 0.57% 0.57% 0.57% 0.56%
Net investment income 3.42% 3.25% 2.98% 2.69% 2.35%
Portfolio turnover rate 19.0% 28.2% 15.0% 78.9% 6.5%
Net assets, end of period (in
thousands) $237,626 $221,498 $220,733 $203,803 $334,446
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 11.45 $ 11.36 $ 11.07 $ 12.08 $ 12.38
Investment activities
Net investment income
(1)(2)
0.40 0.39 0.35 0.32 0.31
Net realized and unrealized
gain/loss 0.10 0.08 0.28 (1.01) (0.28)
Total from investment
activities 0.50 0.47 0.63 (0.69) 0.03
Distributions
Net investment income (0.39) (0.38) (0.34) (0.32) (0.31)
Net realized gain — — — —
(3)
(0.02)
Total distributions (0.39) (0.38) (0.34) (0.32) (0.33)
NET ASSET VALUE
End of period $ 11.56 $ 11.45 $ 11.36 $ 11.07 $ 12.08
Ratios/Supplemental Data
Total return
(2)(4)
4.55% 4.24% 5.84% (5.71)% 0.21%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.50% 0.49% 0.48% 0.45%
Net expenses after waivers/
payments by Price Associates 0.44% 0.44% 0.44% 0.44% 0.43%
Net investment income 3.56% 3.39% 3.11% 2.85% 2.47%
Portfolio turnover rate 19.0% 28.2% 15.0% 78.9% 6.5%
Net assets, end of period (in
thousands) $141,816 $134,133 $128,083 $130,495 $119,890
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
DELAWARE  0.3%
Delaware River & Bay Auth., Series A, 5.00%, 1/1/49  1,000 1,066
1,066
GUAM  0.3%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,348
1,348
NEW JERSEY  86.2%
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,109
Borough of Matawan, GO, 2.25%, 6/1/36  500 449
Borough of Matawan, GO, 2.375%, 6/1/37  500 442
Bridgewater-Raritan Regional School Dist., New Jersey School
Bonds, GO, 0.05%, 7/15/48  2,000 725
City of Summit, GO, 4.00%, 7/15/41  855 893
City of Summit, GO, 4.00%, 7/15/42  1,360 1,409
Essex County Improvement Auth., Charter School, 4.00%,
6/15/51  2,100 1,840
Essex County Improvement Auth., Charter School, 4.00%,
6/15/56  2,740 2,347
Essex County Improvement Auth., Family Court Building
Project, 5.00%, 3/17/26  1,000 1,001
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/54 (1) 500 496
Essex County Improvement Auth., North Star Academy Charter
School of Newark, Series A, 5.00%, 7/15/64 (1) 775 755
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (2) 2,205 2,321
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3) 565 598
Gloucester County Improvement Auth., Rowan Univ., 5.00%,
7/1/54 (4) 1,250 1,296
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51  6,000 6,009
Jersey City, GO, 4.00%, 10/1/39 (4) 4,375 4,536
Jersey City, GO, 4.00%, 10/1/40 (4) 4,595 4,713
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series D, 5.75%, 10/15/48 (4) 425 479
Jersey City Municipal Utilities Auth., Sustainable Bonds,
Series E, 5.75%, 10/15/48 (4) 725 817
Middlesex County Improvement Auth., Rutgers Univ., Health +
Life Science, Series 2023A, 5.00%, 8/15/53  2,000 2,100
Middlesex County, Civic Square IV Redev., COP, 5.00%,
10/15/31  1,465 1,585

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Monmouth County Improvement Auth., Governmental Pooled
Loan Project, 4.00%, 3/13/26  1,500 1,501
New Jersey, GO, 2.00%, 6/1/37  3,000 2,585
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  2,540 2,568
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/38  1,000 1,170
New Jersey Economic Dev. Auth., Series SSS, 5.25%, 6/15/39  2,250 2,604
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (5) 1,500 1,439
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 1,030 1,031
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 2,300 2,304
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 2,000 1,939
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/54 (1) 600 577
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.00%, 11/1/35  500 548
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.00%, 11/1/45  1,730 1,774
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.125%, 11/1/55  1,560 1,563
New Jersey Economic Dev. Auth., Central Jersey College Prep
Charter School Project, 5.25%, 11/1/60  860 866
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (5) 1,000 1,004
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,922
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 2,035 2,039
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (3)(5) 1,030 1,036
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 7,625 7,635
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (5) 2,000 2,002
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  260 260
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  2,470 2,445
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (5) 3,000 2,627
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (2) 810 817
New Jersey Economic Dev. Auth., Natural Gas Company
Project, Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (5) 1,500 1,499

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., North Star Academy Charter
School, 5.00%, 7/15/32  2,000 2,040
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (5) 1,870 1,907
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (3) 1,000 1,022
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (3) 3,250 3,301
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,500 4,472
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (1)(5) 250 263
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (1)(5) 1,830 1,921
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  2,790 2,900
New Jersey Economic Dev. Auth., Team Academy Charter
School Project, Series A, 5.00%, 12/1/48  500 503
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,250 1,236
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (5) 1,765 1,766
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (5) 3,250 3,251
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  3,000 2,645
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,892
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,010 5,460
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  2,500 2,521
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/35  1,000 1,025
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/36  1,640 1,679
New Jersey EFA, Stevens Institute Technology, Series A,
5.00%, 7/1/37  2,000 2,044
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  1,500 1,503
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  40 40
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,600 1,291
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  3,290 2,461
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  5,000 3,833
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 4.25%, 7/1/54  1,500 1,420
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30  1,685 1,699
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/39  5,500 5,643

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,165 3,204
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
4.00%, 7/1/41  2,305 2,306
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  1,360 1,370
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,375
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  8,000 8,147
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.25%, 7/1/54  1,000 1,064
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,535 4,563
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  8,325 8,374
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41  1,500 1,503
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 815
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,516
New Jersey HCFFA, Virtua Health, Series B, VRDN, 0.50%,
7/1/43  100 100
New Jersey HCFFA, Virtua Health, Series C, VRDN, 0.30%,
7/1/43  210 210
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
5.00%, 12/1/32 (5) 2,500 2,759
New Jersey Higher Ed. Student Assistance Auth., Series 1C,
5.50%, 12/1/55 (5) 1,000 1,042
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.00%, 12/1/27 (5) 1,250 1,297
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.00%, 12/1/53 (5) 1,250 1,218
New Jersey Higher Ed. Student Assistance Auth., Series C,
5.25%, 12/1/54 (5) 2,000 2,044
New Jersey Housing & Mortgage Fin. Agency, Series A,
2.625%, 11/1/56  1,000 647
New Jersey Housing & Mortgage Fin. Agency, Series A, 4.80%,
11/1/45  1,975 2,027
New Jersey Housing & Mortgage Fin. Agency, Series B,
3.375%, 11/1/27  500 505
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
4.85%, 11/1/40  3,000 3,185
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  1,500 1,565
New Jersey Housing & Mortgage Fin. Agency, Series E, 3.50%,
4/1/51  1,515 1,526

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Housing & Mortgage Fin. Agency, Series E-1,
4.50%, 5/1/50  1,455 1,433
New Jersey Housing & Mortgage Fin. Agency, Series M, 4.75%,
10/1/40  3,000 3,170
New Jersey Housing & Mortgage Fin. Agency, Series M, 6.50%,
4/1/56  1,000 1,141
New Jersey Housing & Mortgage Fin. Agency, 701 Newark
Avenue Project, Series E, VRDN, 3.15%, 12/1/43 (Tender
12/1/28)  1,000 1,007
New Jersey Housing & Mortgage Fin. Agency, Forest Hill
House, Series A-1, 5.00%, 1/20/66  1,875 1,926
New Jersey Housing & Mortgage Fin. Agency, Montgomery
Gateway Apartment, Series A, 4.55%, 5/1/41  1,990 2,124
New Jersey Housing & Mortgage Fin. Agency, Riverview
Towers Apartment, Series 2024B, 5.25%, 12/20/65  3,423 3,771
New Jersey Housing & Mortgage Fin. Agency, Rowan Towers,
Series D-2, VRDN, 3.10%, 7/1/29 (Tender 7/1/28)  825 832
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series A, 2.75%, 11/1/56  1,500 993
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series H, 3.00%, 10/1/52  3,050 3,024
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  2,715 2,736
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  3,210 3,354
New Jersey Institute of Technology, Series A, 5.00%, 7/1/43 (4) 3,210 3,571
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  1,000 1,029
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40  2,000 2,049
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,755 1,774
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,601
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  750 841
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,113
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  1,145 1,065
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  1,060 1,077
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  3,500 3,898
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  695 674

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  1,500 1,549
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,325 1,405
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  1,500 1,591
New Jersey Transportation Trust Fund Auth., Series CC,
5.50%, 6/15/50 (Prerefunded 12/15/32) (6) 4,000 4,830
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, 4.50%, 6/15/49  1,000 1,002
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series AA, 5.00%, 6/15/44  1,000 1,098
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/44  1,500 1,635
New Jersey Transportation Trust Fund Auth., Transportation
Program Bonds, Series CC, 5.00%, 6/15/45  1,000 1,080
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (4) 5,000 3,073
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,000 1,023
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  2,010 2,170
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/44  2,325 2,575
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  8,870 9,093
New Jersey Turnpike Auth., Series B, 4.125%, 1/1/54  1,065 1,038
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,069
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,513
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  3,065 3,267
New Jersey Turnpike Auth., Series C, 5.00%, 1/1/45  3,000 3,248
Newark Housing Auth., Newark Redevelopment Project, 4.00%,
1/1/37  1,200 1,210
North Hudson Sewer Auth., 5.00%, 6/1/42 (3) 750 865
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  1,000 1,033
Passaic County Improvement Auth., Paterson Charter School,
4.50%, 7/1/40  1,200 1,230
Passaic County Improvement Auth., Paterson Charter School,
5.00%, 7/1/44  1,130 1,155
Princeton, GO, 3.00%, 12/1/38  2,310 2,242
Rutgers Univ., Series M, 5.00%, 5/1/34  1,000 1,004
Salem County, Atlantic City Electric, PCR, 2.25%, 6/1/29  3,000 2,903
Somerset County Improvement Auth., County Guaranteed
Lease, 4.00%, 9/1/50  4,000 3,936
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (5) 2,500 2,511
South Jersey Transportation Auth., Series A, 5.00%, 11/1/37 (4) 600 698
South Jersey Transportation Auth., Series A, 5.00%, 11/1/39 (4) 1,000 1,144
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  1,905 1,971

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  1,000 1,007
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  4,850 4,798
Township of Cherry Hill, GO, 4.00%, 7/15/39  550 580
Township of Cherry Hill, GO, 4.00%, 7/15/40  700 734
Township of Cherry Hill, GO, 4.00%, 7/15/41  700 730
Township of Cherry Hill, GO, 4.00%, 7/15/42  700 725
Township of Cherry Hill, GO, 4.00%, 7/15/43  700 720
Township of Franklin, GO, 2.00%, 3/15/36  1,255 1,125
Township of Franklin, GO, 2.00%, 3/15/38  1,280 1,099
Township of Franklin, GO, 2.00%, 3/15/39  1,280 1,075
Township of Piscataway, GO, 2.00%, 10/15/37  1,600 1,348
Township of Piscataway, Series 2025, GO, 2.00%, 10/15/37  2,300 2,000
Union County Improvement Auth., Administration Complex
Project, 4.125%, 4/15/54  3,000 2,938
327,018
NEW YORK  5.9%
New York City, Series A-4, GO, VRDN, 1.90%, 8/1/44  200 200
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  1,000 1,002
Port Auth. of New York & New Jersey, Series 183, 4.00%,
12/15/38  1,000 1,000
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (5) 1,450 1,464
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56  2,000 2,011
Port Auth. of New York & New Jersey, Series 205, 5.25%,
11/15/57  1,000 1,020
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (5) 5,000 5,194
Port Auth. of New York & New Jersey, Series 218, 4.00%,
11/1/41 (5) 1,000 998
Port Auth. of New York & New Jersey, Series 218, 5.00%,
11/1/44 (5) 1,750 1,816
Port Auth. of New York & New Jersey, Series 221, 4.00%,
7/15/50 (5) 2,075 1,911
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (5) 555 562
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (5) 1,900 2,008
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/44  1,000 1,104
Port Auth. of New York & New Jersey, Series 245, 5.00%,
9/1/49  1,000 1,063

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/44 (5) 1,000 1,065
22,418
PENNSYLVANIA  0.3%
Delaware River Port Auth., 5.00%, 1/1/40  1,000 1,140
1,140
PUERTO RICO  5.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 1,610 1,099
Puerto Rico Commonwealth, GO, VR, 11/1/51 (7) 2,174 1,505
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 440 460
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 196
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  635 645
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 642
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (8)(9) 500 333
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (8)(9) 375 250
Puerto Rico Electric Power Auth., Series CCC, 4.80%,
7/1/28 (8)(9) 30 20
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(9) 20 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(9) 150 100
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(9) 40 27
Puerto Rico Electric Power Auth., Series DDD, 3.875%,
7/1/23 (8)(9) 75 50
Puerto Rico Electric Power Auth., Series EEE, Build America,
6.05%, 7/1/32 (8)(9) 100 67
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(9) 50 33
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (8)
(9) 135 90
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(9) 65 43
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(9) 80 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(9) 320 213

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(9) 160 107
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(9) 175 117
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(9) 45 30
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/26 (8)
(9) 165 110
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(9) 20 13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(9) 50 33
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(9) 35 23
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(9) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(9) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(9) 15 10
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(9) 165 110
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(9) 45 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(9) 20 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,819 2,837
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  2,334 2,271
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,059
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,684 1,307
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  4,297 1,538
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,692 2,697
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  330 319
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  400 389
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 1,002

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  275 275
21,163
Total Investments in Securities
98.6% of Net Assets
(Cost $370,063) $ 374,153
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,746 and represents 2.6% of net assets.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Incorporated
(4) Insured by Build America Mutual Assurance Company
(5) Interest subject to alternative minimum tax.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Non-income producing
(9) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $370,063) $ 374,153
Interest receivable 3,864
Receivable for investment securities sold 1,781
Receivable for shares sold 165
Cash 88
Other assets 18
Total assets 380,069
Liabilities
Payable for shares redeemed 299
Investment management fees payable 110
Payable for investment securities purchased 32
Due to affiliates 4
Other liabilities 182
Total liabilities 627
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 379,442
Net Assets Consist of:
Total distributable earnings (loss) $ (9,242)
Paid-in capital applicable to 32,807,117 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 388,684
NET ASSETS $ 379,442
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $237,626; Shares outstanding: 20,540,839) $ 11.57
I Class
(Net assets: $141,816; Shares outstanding: 12,266,278) $ 11.56

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 14,156
Expenses
Investment management 1,359
Shareholder servicing
Investor Class $ 346
I Class 29 375
Prospectus and shareholder reports
Investor Class 11
I Class 5 16
Custody and accounting 211
Registration 51
Legal and audit 48
Directors 1
Miscellaneous 16
Waived / paid by Price Associates (229)
Total expenses 1,848
Net investment income 12,308
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,575)
Change in net unrealized gain / loss on securities 5,244
Net realized and unrealized gain / loss 3,669
INCREASE IN NET ASSETS FROM OPERATIONS $ 15,977

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease)
in
Net Assets
Operations
Net investment income $ 12,308 $ 11,504
Net realized loss (1,575) (1,846)
Change in net unrealized gain / loss 5,244 4,376
Increase in net assets from operations 15,977 14,034
Distributions to shareholders
Net earnings
Investor Class (7,471) (7,045)
I Class (4,662) (4,329)
Decrease in net assets from distributions (12,133) (11,374)
Capital share transactions
*
Shares sold
Investor Class 59,485 44,643
I Class 24,638 17,281
Distributions reinvested
Investor Class 6,896 6,531
I Class 3,348 3,131
Shares redeemed
Investor Class (52,763) (52,081)
I Class (21,637) (15,350)
Increase in net assets from capital share
transactions 19,967 4,155
Net Assets
Increase during period 23,811 6,815
Beginning of period 355,631 348,816
End of period $ 379,442 $ 355,631
*Share information (000s)
Shares sold
Investor Class 5,305 3,920
I Class 2,199 1,512
Distributions reinvested
Investor Class 613 574
I Class 298 275
Shares redeemed
Investor Class (4,719) (4,577)
I Class (1,946) (1,351)
Increase in shares outstanding 1,750 353

T. ROWE PRICE New Jersey Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-
grade New Jersey municipal bonds. The fund has two classes of shares:
the New Jersey Tax-Free Bond Fund (Investor Class) and the New Jersey
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $86,182,000 and
$65,504,000, respectively, for the year ended February 28, 2026.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivatives contracts.
The tax character of distributions paid for the periods presented was as follows:
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 7 $ —
Tax-exempt income 12,126 11,374
Total distributions $ 12,133 $ 11,374

T. ROWE PRICE New Jersey Tax-Free Bond Fund

At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored
($000s)
Cost of investments $ 368,809
Unrealized appreciation $ 9,070
Unrealized depreciation (3,726)
Net unrealized appreciation (depreciation) $ 5,344
($000s)
Undistributed ordinary income $ 10
Undistributed tax-exempt income 177
Net unrealized appreciation (depreciation) 5,344
Loss carryforwards and deferrals (14,773)
Total distributable earnings (loss) $ (9,242)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $586,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $104,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2026.
Investor
Class I Class
Expense limitation/I Class Limit 0.57% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(142) $(87)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price New Jersey Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Jersey Tax-Free Bond Fund
(one of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $12,051,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F47-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026